Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K
(“Item 402(v)”), the Company is providing the following information regarding the relationship between the executive “Compensation Actually Paid” as defined in Item 402(v)) (“CAP”) by the Company and the financial performance of the Company over the applicable time period of the disclosure, calculated in a manner consistent with Item 402(v). For a more comprehensive description of our executive compensation program and the factors used by the Compensation Committee to determine pay for our NEOs, see the “Compensation Discussion and Analysis” section of this Proxy Statement. Accordingly, the table below provides information about CAP for the Company’s Principal Executive Officer (“PEO”) and the average CAP for our non-PEO
NEOs alongside certain Company financial metrics during fiscal year 2023 and the two preceding fiscal years.

					Value of Initial Fixed $100

					Investment Based on:

Fiscal Year Ended February 28,	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (3)	Net Loss ($ in thousands)	Adjusted EBITDA ($ in thousands)
			($) (2)

2023	7,587,409	2,865,300	4,212,969	1,260,551	62.60	120.60	(720,202)	217,130

2022	9,363,036	2,538,732	3,982,531	1,374,531	90.70	154.10	(189,914)	162,479

1.	For the fiscal years 2023 and 202, this is the total compensation, as depicted in the Summary Compensation Table, for Mr. Farlekas, our Chief Executive Officer and Principal Executive Officer.
2.
For the fiscal year 2023, this is the average total compensation, as depicted in the Summary Compensation Table, for the following executives, Ms. Marje Armstrong Chief Financial Officer and Principal Financial Officer; Ms. Laura Fese, Executive Vice President and General Counsel; Mr. Peter Hantman, Chief Operating Officer; and Mr. Pawan Joshi, Executive Vice President, Product Management & Strategy.

3.
Our total shareholder return assumes the investment of $100 in our common stock on June 15, 2022, the day the units and warrants began trading on the NYSE through and including the end of the fiscal year for which the total shareholder return is depicted. Peer group total shareholder return is based on the weighted-average total shareholder return of the following companies: American Software, Inc. (AMSWA), Manhattan Associates, Inc. (MANH), Park City Group, Inc. (PCYG), SPS Commerce, Inc. (SPSC), Tecsys Inc. (TCS.To), The Descartes Systems Group Inc. (DSG.TO) and TrackX Holdings Inc. (TKX.V).

			Deductions	Additions

Fiscal Year Ended	Year	Summary	Amounts	Value of Stock	Change in Value of	Change in	Compensation
February 28,		Compensation	Reported in	Awards	Stock	Value of Stock	Actually Paid
		Table Total	Summary	Granted During	Awards Granted in	Awards	Total
		($)	Compensation	the Year,	Any	Granted in Any	($)
			Table for Stock	Outstanding and	Prior Year,	Prior Year,
			Awards	Unvested	Outstanding	Vested During
			($)	at Fiscal Year-	and Unvested at	the Fiscal Year
				End	Fiscal	($)
				($)	Year-End
($)

PEO	2023	7,587,409	(3,041,971)	(328,249)	(1,055,416)	(296,673)	2,865,300

	2022	9,363,036	(3,951,888)	(1,439,637)	(1,439,637)	6,858	2,538,732

Average Non-PEO NEO	2023	4,212,969	(2,024,889)	(293,623)	(520,275)	(113,630)	1,260,551

	2022	3,982,531	(1,511,527)	(557,914)	(543,362)	4,802	1,374,531

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote [Text Block]	For the fiscal year 2023, this is the average total compensation, as depicted in the Summary Compensation Table, for the following executives, Ms. Marje Armstrong Chief Financial Officer and Principal Financial Officer; Ms. Laura Fese, Executive Vice President and General Counsel; Mr. Peter Hantman, Chief Operating Officer; and Mr. Pawan Joshi, Executive Vice President, Product Management & Strategy.
Peer Group Issuers, Footnote [Text Block]	Our total shareholder return assumes the investment of $100 in our common stock on June 15, 2022, the day the units and warrants began trading on the NYSE through and including the end of the fiscal year for which the total shareholder return is depicted. Peer group total shareholder return is based on the weighted-average total shareholder return of the following companies: American Software, Inc. (AMSWA), Manhattan Associates, Inc. (MANH), Park City Group, Inc. (PCYG), SPS Commerce, Inc. (SPSC), Tecsys Inc. (TCS.To), The Descartes Systems Group Inc. (DSG.TO) and TrackX Holdings Inc. (TKX.V).
PEO Total Compensation Amount	$ 7,587,409	$ 9,363,036
PEO Actually Paid Compensation Amount	$ 2,865,300	2,538,732
Adjustment To PEO Compensation, Footnote [Text Block]

			Deductions	Additions

Fiscal Year Ended	Year	Summary	Amounts	Value of Stock	Change in Value of	Change in	Compensation
February 28,		Compensation	Reported in	Awards	Stock	Value of Stock	Actually Paid
		Table Total	Summary	Granted During	Awards Granted in	Awards	Total
		($)	Compensation	the Year,	Any	Granted in Any	($)
			Table for Stock	Outstanding and	Prior Year,	Prior Year,
			Awards	Unvested	Outstanding	Vested During
			($)	at Fiscal Year-	and Unvested at	the Fiscal Year
				End	Fiscal	($)
				($)	Year-End
($)

PEO	2023	7,587,409	(3,041,971)	(328,249)	(1,055,416)	(296,673)	2,865,300

	2022	9,363,036	(3,951,888)	(1,439,637)	(1,439,637)	6,858	2,538,732

Average Non-PEO NEO	2023	4,212,969	(2,024,889)	(293,623)	(520,275)	(113,630)	1,260,551

	2022	3,982,531	(1,511,527)	(557,914)	(543,362)	4,802	1,374,531

Non-PEO NEO Average Total Compensation Amount	$ 4,212,969	3,982,531
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,260,551	1,374,531
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

			Deductions	Additions

Fiscal Year Ended	Year	Summary	Amounts	Value of Stock	Change in Value of	Change in	Compensation
February 28,		Compensation	Reported in	Awards	Stock	Value of Stock	Actually Paid
		Table Total	Summary	Granted During	Awards Granted in	Awards	Total
		($)	Compensation	the Year,	Any	Granted in Any	($)
			Table for Stock	Outstanding and	Prior Year,	Prior Year,
			Awards	Unvested	Outstanding	Vested During
			($)	at Fiscal Year-	and Unvested at	the Fiscal Year
				End	Fiscal	($)
				($)	Year-End
($)

PEO	2023	7,587,409	(3,041,971)	(328,249)	(1,055,416)	(296,673)	2,865,300

	2022	9,363,036	(3,951,888)	(1,439,637)	(1,439,637)	6,858	2,538,732

Average Non-PEO NEO	2023	4,212,969	(2,024,889)	(293,623)	(520,275)	(113,630)	1,260,551

	2022	3,982,531	(1,511,527)	(557,914)	(543,362)	4,802	1,374,531

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Most Important Performance Measures
In accordance with the requirements of Item 402(v)(6), we have identified an unranked list of the most important financial performance measures, which represent the most important financial metrics used by the Company to link fiscal 2023 CAP, for our PEO and other NEOs, to Company performance. These metrics are described further under Compensation Discussion and Analysis, specifically under the subheadings “Short-Term Incentive” and “Long-Term Incentive.”

The Compensation Committee has not historically and does not currently evaluate CAP as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial or non-financial
performance measures specifically to link NEO CAP to Company performance.

All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of our Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.
Most Important Performance Measures
• Adjusted EBITDA • Net Bookings • Organic Revenue Growth

Total Shareholder Return Amount	$ 62.6	90.7
Peer Group Total Shareholder Return Amount	120.6	154.1
Net Income (Loss)	$ (720,202,000)	$ (189,914,000)
Company Selected Measure Amount	217,130,000	162,479,000
PEO Name	Mr. Farlekas
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Bookings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Organic Revenue Growth
PEO [Member] | Reported In Summary Compensation Table for Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,041,971)	$ (3,951,888)
PEO [Member] | Value Of Stock Awards Granted During the Year, Outstanding and Unvested At Fiscal YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(328,249)	(1,439,637)
PEO [Member] | Change in Value of Stock Awards Granted In Any Prior Year, Outstanding and Unvested At Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,055,416)	(1,439,637)
PEO [Member] | Change in Value of Stock Awards Granted In Any Prior Year, Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(296,673)	6,858
Non-PEO NEO [Member] | Reported In Summary Compensation Table for Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,024,889)	(1,511,527)
Non-PEO NEO [Member] | Value Of Stock Awards Granted During the Year, Outstanding and Unvested At Fiscal YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(293,623)	(557,914)
Non-PEO NEO [Member] | Change in Value of Stock Awards Granted In Any Prior Year, Outstanding and Unvested At Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(520,275)	(543,362)
Non-PEO NEO [Member] | Change in Value of Stock Awards Granted In Any Prior Year, Vested During the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (113,630)	$ 4,802